Property, Equipment and Software, Net - Summary of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 87,463		¥ 82,712
Less: accumulated depreciation	(56,066)		(37,950)
Property, equipment and software, net	31,397	$ 4,552	44,762
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	21,299		26,853
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,229		1,121
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	37,770		32,053
Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 27,165		¥ 22,685